Restructuring (Tables)	12 Months Ended
Dec. 31, 2023
Restructuring [Abstract]
Net Restructuring Expense by Division [text block table]
Net restructuring expense by division
in € m.	2023	2022	2021
Corporate Bank	(4)	(19)	42
Investment Bank	(3)	15	47
Private Bank	228	(113)	173
Asset Management	0	0	2
Corporate & Other	(1)	(2)	(2)
Total Net Restructuring Charges	220	(118)	261

Net Restructuring by Type [text block table]	Net restructuring by type in € m. 2023 2022 2021 Restructuring – Staff related 178 (117) 241 thereof: Termination Benefits 176 (132) 224 Retention Acceleration 1 15 16 Social Security 1 0 1 Restructuring – Non Staff related 42 (1) 21 Total Net Restructuring Charges 220 (118) 261
Organizational Changes [text block table]	Organizational changes Full-time equivalent staff 2023 2022 2021 Corporate Bank 29 113 228 Investment Bank 9 54 149 Private Bank 377 594 776 Asset Management 0 1 10 Infrastructure 61 141 199 Total full-time equivalent staff 476 903 1,362